American Century Investments®
Quarterly Portfolio Holdings
NT Focused Large Cap Value Fund
December 31, 2020

NT Focused Large Cap Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 1.8%
Raytheon Technologies Corp.	651,583	46,594,700
Airlines — 1.1%
Southwest Airlines Co.	641,654	29,907,493
Banks — 5.1%
JPMorgan Chase & Co.	698,300	88,732,981
Truist Financial Corp.	956,248	45,832,967
		134,565,948
Beverages — 4.1%
Diageo plc	1,002,294	39,611,765
PepsiCo, Inc.	448,540	66,518,482
		106,130,247
Building Products — 1.8%
Johnson Controls International plc	989,373	46,094,888
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	2,050,733	87,033,109
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	468,845	45,149,773
Communications Equipment — 4.6%
Cisco Systems, Inc.	1,838,461	82,271,130
F5 Networks, Inc.(1)	221,812	39,025,603
		121,296,733
Containers and Packaging — 1.1%
Sonoco Products Co.	488,164	28,923,717
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(1)	529,924	122,873,478
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	1,565,638	91,981,232
Electric Utilities — 3.5%
Duke Energy Corp.	550,062	50,363,677
Pinnacle West Capital Corp.	510,253	40,794,727
		91,158,404
Electrical Equipment — 5.2%
Emerson Electric Co.	1,305,006	104,883,332
Hubbell, Inc.	204,889	32,124,547
		137,007,879
Electronic Equipment, Instruments and Components — 1.9%
TE Connectivity Ltd.	407,932	49,388,327
Entertainment — 1.7%
Walt Disney Co. (The)(1)	245,164	44,418,814
Food and Staples Retailing — 1.8%
Walmart, Inc.	330,101	47,584,059
Food Products — 4.6%
Mondelez International, Inc., Class A	1,105,661	64,647,999
Nestle SA	474,382	55,848,465
		120,496,464
Gas Utilities — 3.1%
Atmos Energy Corp.	838,719	80,038,954

Health Care Equipment and Supplies — 9.3%
Becton Dickinson and Co.	276,877	69,280,163
Hologic, Inc.(1)	171,611	12,498,429
Medtronic plc	1,156,083	135,423,563
Zimmer Biomet Holdings, Inc.	177,201	27,304,902
		244,507,057
Health Care Technology — 2.0%
Cerner Corp.	663,780	52,093,454
Household Products — 1.2%
Colgate-Palmolive Co.	371,015	31,725,493
Industrial Conglomerates — 2.5%
Siemens AG	463,853	66,389,683
Insurance — 7.9%
Aflac, Inc.	935,843	41,616,938
Chubb Ltd.	356,248	54,833,692
Marsh & McLennan Cos., Inc.	543,532	63,593,244
Reinsurance Group of America, Inc.	409,205	47,426,860
		207,470,734
Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	678,321	57,284,209
TOTAL SE, ADR	1,298,273	54,410,621
		111,694,830
Personal Products — 4.4%
Unilever plc, ADR	1,922,525	116,043,609
Pharmaceuticals — 9.0%
Johnson & Johnson	950,720	149,624,314
Roche Holding AG	249,189	86,944,004
		236,568,318
Semiconductors and Semiconductor Equipment — 2.3%
Texas Instruments, Inc.	362,253	59,456,586
Software — 0.5%
Open Text Corp.	284,172	12,918,459
TOTAL COMMON STOCKS (Cost $2,232,778,372)		2,569,512,442
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $22,759,880), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $22,295,770)		22,295,621
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $28,431,505), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $27,874,186)		27,874,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,220	22,220
TOTAL TEMPORARY CASH INVESTMENTS (Cost $50,191,841)		50,191,841
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,282,970,213)		2,619,704,283
OTHER ASSETS AND LIABILITIES — 0.1%		2,856,569
TOTAL NET ASSETS — 100.0%		$2,622,560,852

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	118,160,060	CHF	104,379,643	Morgan Stanley	3/31/21	$(40,309)
USD	2,857,094	CHF	2,520,955	Morgan Stanley	3/31/21	2,345
EUR	2,595,953	USD	3,179,827	Credit Suisse AG	3/31/21	(2,337)
USD	97,071,774	EUR	79,055,113	Credit Suisse AG	3/31/21	306,982
USD	4,191,523	EUR	3,433,389	Credit Suisse AG	3/31/21	(11,004)
USD	5,806,705	EUR	4,751,824	Credit Suisse AG	3/31/21	(9,607)
USD	122,335,349	GBP	90,847,443	JPMorgan Chase Bank N.A.	3/31/21	(1,964,296)
USD	3,816,847	GBP	2,800,246	JPMorgan Chase Bank N.A.	3/31/21	(14,516)
USD	3,517,406	GBP	2,605,073	JPMorgan Chase Bank N.A.	3/31/21	(46,917)
USD	3,381,411	GBP	2,483,290	JPMorgan Chase Bank N.A.	3/31/21	(16,285)
						$(1,795,944)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Beverages	66,518,482	39,611,765	—
Food Products	64,647,999	55,848,465	—
Industrial Conglomerates	—	66,389,683	—
Pharmaceuticals	149,624,314	86,944,004	—
Other Industries	2,039,927,730	—	—
Temporary Cash Investments	22,220	50,169,621	—
	2,320,740,745	298,963,538	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	309,327	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,105,271	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.